Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	GAAP Net Income (millions) ($)(6)	Net Product Sales (millions) ($)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$15,750,812	$12,335,515	$6,286,290	$5,262,182	$122.58	$118.87	$249.7	$1,860.6
2022	$11,902,527	$21,886,517	$5,200,614	$11,398,982	$111.46	$111.66	$154.5	$1,440.9
2021	$14,081,412	$4,496,176	$6,429,791	$3,012,565	$79.48	$125.33	$89.6	$1,090.1
2020	$13,880,632	$8,176,596	$6,522,476	$4,030,852	$89.45	$126.13	$407.3	$994.1

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Kevin C. Gorman, Ph.D. (PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Matthew C. Abernethy, Kyle W. Gano, Ph.D., Jude Onyia, Ph.D., and Eiry W. Roberts, M.D.; (ii) for 2022, Matthew C. Abernethy, Kyle W. Gano, Ph.D., Darin M. Lippoldt, and Eiry W. Roberts, M.D.; (iii) for 2021, Matthew C. Abernethy, Eric Benevich, Jude Onyia, Ph.D., and Eiry W. Roberts, M.D.; (iv) for 2020, Matthew C. Abernethy, Eric Benevich, Kyle W. Gano, Ph.D., and Eiry W. Roberts, M.D.
PEO Total Compensation Amount	$ 15,750,812	$ 11,902,527	$ 14,081,412	$ 13,880,632
PEO Actually Paid Compensation Amount	$ 12,335,515	21,886,517	4,496,176	8,176,596
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of CAP for Dr. Gorman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Gorman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Gorman’s total reported compensation for 2023 to determine the CAP:

2023
Total Compensation for Covered Fiscal Year ("FY") from Summary Compensation Table	$15,750,812
Deduct: Amounts Reported in "Stock Awards" & "Option Awards" Columns	13,700,176
Add: Year End Fair Value of Equity Awards Granted During the Covered FY that Remain Outstanding and Unvested as of Last Day of the Covered FY	9,092,870
Add: Change in Fair Value from the end of the Prior FY to the end of the Covered FY	(101,013)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered FY	1,334,539
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior FY that Vested in the Covered FY	(41,517)
Add: Fair Value at the End of the Prior FY of Equity Awards that Failed to Meet Vesting Conditions in the Covered FY	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid (as defined by SEC rule)	$12,335,515

Non-PEO NEO Average Total Compensation Amount	$ 6,286,290	5,200,614	6,429,791	6,522,476
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,262,182	11,398,982	3,012,565	4,030,852
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of CAP to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Gorman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total reported compensation for the Non-PEO NEOs for each year to determine the CAP, using the same methodology described above in Note 2:

2023
Total Compensation for Covered FY from Summary Compensation Table	$6,286,290
Deduct: Amounts Reported in "Stock Awards" & "Option Awards" Columns	5,187,621
Add: Year End Fair Value of Equity Awards Granted During the Covered FY that Remain Outstanding and Unvested as of Last Day of the Covered FY	4,212,074
Add: Change in Fair Value from the end of the Prior FY to the end of the Covered FY	(68,838)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered FY	618,180
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior FY that Vested in the Covered FY	(597,903)
Add: Fair Value at the End of the Prior FY of Equity Awards that Failed to Meet Vesting Conditions in the Covered FY	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid (as defined by SEC rule)	$5,262,182

Equity Valuation Assumption Difference, Footnote
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between February 7, 2019 and February 13, 2023 used an estimated term between 1.37 years and 7.04 years in FY 2023, as compared to an estimated term of 6.0 to 6.5 years used to calculate the grant date fair value of such awards, and (ii) the PRSUs assumed payout multipliers at current expectations, which range from 0% to 158% across different grant years and metrics, in each case as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Net Product Sales •Non-GAAP Operating Expense •Non-GAAP Operating Income •Pipeline Progression •Regulatory Advancement •Total Prescriptions (TRx)
Total Shareholder Return Amount	$ 122.58	111.46	79.48	89.45
Peer Group Total Shareholder Return Amount	118.87	111.66	125.33	126.13
Net Income (Loss)	$ 249,700,000	$ 154,500,000	$ 89,600,000	$ 407,300,000
Company Selected Measure Amount	1,860,600,000	1,440,900,000	1,090,100,000	994,100,000
PEO Name	Kevin C. Gorman, Ph.D
Additional 402(v) Disclosure	The dollar amounts reflect the cumulative Total Shareholder Return (TSR) of our common stock (column (f)) and the Peer Group (column (g)) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the NASDAQ Biotechnology Index, which the Company has identified as its peer group for purposes of Item 402(v) and which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. The dollar amounts reported in column (h) represent net income reflected in the Company’s audited financial statements for the applicable fiscal year.As required by Item 402(v) of Regulation S-K, we have determined that Net Product Sales is the Company-Selected Measure. Dollar amounts reported for INGREZZA net product sales, which represent nearly all of the Company's total net product sales, are reflected in the Company's audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	•Net Product Sales
Measure:: 2
Pay vs Performance Disclosure
Name	•Non-GAAP Operating Expense
Measure:: 3
Pay vs Performance Disclosure
Name	•Non-GAAP Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	•Pipeline Progression
Measure:: 5
Pay vs Performance Disclosure
Name	•Regulatory Advancement
Measure:: 6
Pay vs Performance Disclosure
Name	•Total Prescriptions (TRx)
PEO | Adjustment To Grant Date Fair Value Of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,700,176
PEO | Adjustment To Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,092,870
PEO | Adjustment To Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,013)
PEO | Adjustment To Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,334,539
PEO | Adjustment To Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,517)
PEO | Adjustment To Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Adjustment To Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment To Grant Date Fair Value Of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,187,621
Non-PEO NEO | Adjustment To Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,212,074
Non-PEO NEO | Adjustment To Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,838)
Non-PEO NEO | Adjustment To Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	618,180
Non-PEO NEO | Adjustment To Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(597,903)
Non-PEO NEO | Adjustment To Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment To Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0